Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Funds that invest in U.S. Treasury Securities	$ 47,766,049	$ 47,264,548
Liabilities
Derivative liabilities - Forward Purchase Agreement	521,886	331,777
Level 1 [Member]
Assets
Funds that invest in U.S. Treasury Securities	47,766,049	47,264,548
Liabilities
Derivative liabilities - Forward Purchase Agreement
Level 2 [Member]
Assets
Funds that invest in U.S. Treasury Securities
Liabilities
Derivative liabilities - Forward Purchase Agreement
Level 3 [Member]
Assets
Funds that invest in U.S. Treasury Securities
Liabilities
Derivative liabilities - Forward Purchase Agreement	$ 521,886	$ 331,777